CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Statement Of Income And Comprehensive Income [Abstract]
Revenue in conjunction with strategic alliances and collaborations	$ 2,386	$ 3,761	$ 4,753	$ 7,682
Operating expenses:
Research and development, net	4,225	3,769	8,166	8,002
General and administrative	8,233	1,058	13,331	2,092
Total operating expenses	12,458	4,827	21,497	10,094
Loss from operations	(10,072)	(1,066)	(16,744)	(2,412)
Finance (expense) income, net	122	(33)	223	(33)
Net loss	$ (9,950)	$ (1,099)	$ (16,521)	$ (2,445)
Net loss per share, basic and diluted	$ (0.99)	$ (0.54)	$ (1.65)	$ (1.20)
Weighted average shares outstanding-basic and diluted	10,057,048	2,031,599	10,042,522	2,031,599
Comprehensive loss:
Net loss	$ (9,950)	$ (1,099)	$ (16,521)	$ (2,445)
Unrealized gain on short-term investments	7	0	5	0
Comprehensive loss	$ (9,943)	$ (1,099)	$ (16,516)	$ (2,445)